Subsequent Events (Details Narrative)																														1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Aug. 14, 2026 USD ($) $ / shares shares	Aug. 12, 2026 USD ($) $ / shares shares	Aug. 07, 2026 USD ($)	Aug. 06, 2026 USD ($) $ / shares shares	Aug. 05, 2026 USD ($)	Jul. 17, 2026 USD ($)	Jul. 14, 2026 USD ($) $ / shares shares	Jul. 01, 2026 USD ($) shares	Jun. 25, 2026 USD ($) $ / shares shares	May 06, 2026 USD ($) shares	May 04, 2026 USD ($)	Apr. 02, 2026 shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 26, 2026 USD ($)	Mar. 23, 2026 USD ($)	Mar. 17, 2026 USD ($)	Feb. 13, 2026 USD ($) $ / shares shares	Jan. 12, 2026 USD ($)	Jan. 01, 2026 USD ($) $ / shares shares	Dec. 15, 2025 USD ($) shares	Oct. 13, 2025 shares	Oct. 06, 2025 shares	Jun. 30, 2025	May 09, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 12, 2024 USD ($)	Sep. 13, 2024 USD ($)	Aug. 16, 2024 USD ($)	Jul. 22, 2024 USD ($)	May 12, 2026 USD ($) $ / shares shares	Sep. 30, 2025 USD ($)	Mar. 31, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Integer $ / shares shares	Dec. 31, 2024 USD ($) Integer $ / shares shares	Oct. 30, 2026 $ / shares shares	Oct. 29, 2026 shares	Dec. 11, 2025 USD ($)	Jun. 27, 2025 USD ($)	Feb. 05, 2024 USD ($)
Aggregate principal amount																																											$ 4,500,000
Common stock, shares authorized | shares																																			275,000,000		275,000,000	275,000,000
Preferred stock, shares authorized | shares																																			75,000,000		75,000,000	75,000,000
Common stock, shares authorized | $ / shares																																			$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, par value | $ / shares																																			$ 0.0001		$ 0.0001	$ 0.0001
Repayment of convertible debt																																			$ 1,218,000	$ 3,640,000	$ 4,514,664	$ 750,000
Stock Issued During Period, Value, New Issues																																	$ 330,000				$ 329,996	$ 784,943
Number of operating segments | Integer																																					3	3
Impairment of intangible assets																																					$ 0
No Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage																																						0.00%
March Agile Note [Member]
Notes Payable, Noncurrent																				$ 1,839,432
Private Placement Notes [Member]
Aggregate principal amount																																			9,233,000		6,900,000
Proceeds from issuance of secured debt																																			$ 7,377,000		$ 5,497,909
Minimum [Member] | Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage																																					10.00%	10.00%
Maximum [Member] | Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage																																					13.00%	14.00%
Maximum [Member] | No Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration risk, percentage																																						10.00%
Maximum [Member] | No Supplier [Member] | Liabilities, Total [Member] | Supplier Concentration Risk [Member]
Concentration risk, percentage																																					10.00%
Maximum [Member] | Two Supplier [Member] | Liabilities, Total [Member] | Supplier Concentration Risk [Member]
Concentration risk, percentage																																						10.00%
August October and February 3I Note [Member] | 3i, LP [Member]
Outstanding principal amount																														$ 1,200,000
Reverse Stock Split [Member]
Stock Issued During Period, Value, New Issues																																				$ 330,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period | shares																																					1,005
Common Class A [Member]
Common stock, shares authorized | shares																																			250,000,000		250,000,000	250,000,000
Common Class A [Member] | March Agile Note [Member]
Aggregate share issued | shares																				1,164
Aggregate reductions of in outstanding balance debt									$ 1,839,000											$ 284,000
Common Class A [Member] | Yorkville Advisors Global, LP [Member]
Common stock shares issued | shares										15,500											325	575
Consideration received on transaction										$ 896,000
Aggregate gross proceeds from offering										$ 368,000
Common Class A [Member] | Reverse Stock Split [Member] | March Agile Note [Member]
Aggregate share issued | shares									30,345											1,164
Common Class A [Member] | Reverse Stock Split [Member] | Minimum [Member] | March Agile Note [Member]
Conversion price per share | $ / shares									$ 29.50
Common Class A [Member] | Reverse Stock Split [Member] | Maximum [Member] | March Agile Note [Member]
Conversion price per share | $ / shares									$ 236.00
Common Class A [Member] | Reverse Stock Split [Member] | August October and February 3I Note [Member]
Debt outstanding converted to common stock | shares																														15,000
Common Class A [Member] | Reverse Stock Split [Member] | August October and February 3I Note [Member] | Minimum [Member]
Conversion price per share | $ / shares																														$ 50.80
Common Class A [Member] | Reverse Stock Split [Member] | August October and February 3I Note [Member] | Maximum [Member]
Conversion price per share | $ / shares																														$ 153.90
Common Class B [Member]
Common stock, shares authorized | shares																																			25,000,000		25,000,000	25,000,000
Common Class B [Member] | Reverse Stock Split [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period | shares												2,230
Common Class B [Member] | Reverse Stock Split [Member] | Bonus Payment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period | shares												743
Common Class B [Member] | Reverse Stock Split [Member] | Achieving Market Capitalization Threshold [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period | shares												1,487
Subsequent Event [Member]
Common stock, shares authorized | shares																																							350,000,000	850,000,000
Preferred stock, shares authorized | shares																																							75,000,000
Common stock, shares authorized | $ / shares																																							$ 0.0001
Preferred stock, par value | $ / shares																																							$ 0.0001
Asset acquisition, increase in revenue															$ 15,000,000
Subsequent Event [Member] | March Agile Note [Member]
Notes Payable, Noncurrent													$ 1,300,000																			$ 1,300,000
Subsequent Event [Member] | 3i Note 5 [Member]
Aggregate principal amount		$ 1,100,000
Debt maturity date		Aug. 12, 2027
Proceeds from issuance of debt		$ 1,000,000.0
Subsequent Event [Member] | Reverse Stock Split [Member] | 3i Note 5 [Member]
Conversion price per share | $ / shares		$ 19.60
Floor price | $ / shares		3.50
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period | shares													3,420
Subsequent Event [Member] | Common Class A [Member]
Common stock, shares authorized | shares																																							250,000,000	750,000,000
Subsequent Event [Member] | Common Class A [Member] | March Agile Note [Member]
Aggregate share issued | shares																																2,931
Aggregate reductions of in outstanding balance debt																																$ 660,000
Subsequent Event [Member] | Common Class A [Member] | Yorkville Advisors Global, LP [Member]
Common stock shares issued | shares																																3,175
Consideration received on transaction								$ 334,000																								$ 700,000
Aggregate gross proceeds from offering								$ 321,000																								$ 670,000
Subsequent Event [Member] | Common Class A [Member] | January 1800 Diagonal Note [Member]
Outstanding principal amount	$ 35,000
Subsequent Event [Member] | Common Class A [Member] | December 1800 Diagonal Note [Member]
Outstanding principal amount					$ 37,000
Subsequent Event [Member] | Common Class A [Member] | August October and February 3I Note [Member] | 3i, LP [Member]
Debt outstanding converted to common stock | shares																																14,000
Conversion price per share | $ / shares													$ 220.00						$ 166.00													$ 220.00
Outstanding principal amount													$ 2,700,000																			$ 2,700,000
Subsequent Event [Member] | Common Class A [Member] | July and September 1800 Diagonal Note [Member]
Debt outstanding converted to common stock | shares																																2,000
Conversion price per share | $ / shares													$ 186.00						$ 165.00													$ 186.00
Outstanding principal amount													$ 392,000																			$ 392,000
Subsequent Event [Member] | Common Class A [Member] | CP BF Letter Agreement [Member]
Conversion rate percentage of common stock outstanding						9.99%
Subsequent Event [Member] | Common Class A [Member] | Reverse Stock Split [Member] | Yorkville Advisors Global, LP [Member]
Common stock shares issued | shares								19,000
Subsequent Event [Member] | Common Class A [Member] | Reverse Stock Split [Member] | January 1800 Diagonal Note [Member]
Debt outstanding converted to common stock | shares	6,000
Subsequent Event [Member] | Common Class A [Member] | Reverse Stock Split [Member] | January 1800 Diagonal Note [Member] | Minimum [Member]
Conversion price per share | $ / shares	$ 12.45
Subsequent Event [Member] | Common Class A [Member] | Reverse Stock Split [Member] | January 1800 Diagonal Note [Member] | Maximum [Member]
Conversion price per share | $ / shares	$ 13.05
Subsequent Event [Member] | Common Stock [Member] | Reverse Stock Split [Member] | 3i Note FA Warrants [Member]
Initial exercise price | $ / shares		$ 19.60
Subsequent Event [Member] | Common Stock [Member] | Reverse Stock Split [Member] | 3i Note FA Warrants [Member] | Minimum [Member]
Number of shares purchased | shares		3,571
Subsequent Event [Member] | Common Stock [Member] | Reverse Stock Split [Member] | 3i Note FA Warrants [Member] | Maximum [Member]
Number of shares purchased | shares		11,253
Subsequent Event [Member] | Common Stock [Member] | Reverse Stock Split [Member] | 3i Note 5 FA Warrants [Member]
Initial exercise price | $ / shares		$ 24.50
Subsequent Event [Member] | Common Class B [Member]
Common stock, shares authorized | shares																																							25,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period | shares													1,885
Subsequent Event [Member] | Common Class B [Member] | Bonus Payment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period | shares													628
Subsequent Event [Member] | Common Class B [Member] | Achieving Market Capitalization Threshold [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period | shares													1,256
Subsequent Event [Member] | Aegis Public Offering [Member]
Proceeds from public offering							$ 900,000
Subsequent Event [Member] | Aegis Public Offering [Member] | Reverse Stock Split [Member]
Price per share | $ / shares							$ 27.50
Subsequent Event [Member] | Aegis Public Offering [Member] | Common Class A [Member] | Reverse Stock Split [Member]
Number sale of stock of shares issued | shares							32,727
Subsequent Event [Member] | Over-Allotment Option [Member] | Common Stock [Member] | Reverse Stock Split [Member]
Number sale of stock of shares issued | shares							3,636
Subsequent Event [Member] | At the Market Offering [Member]
Stock Issued During Period, Shares, New Issues | shares																			11,000
Common stock for cash with net proceeds																			$ 2,700,000
Subsequent Event [Member] | At the Market Offering [Member] | Common Class A [Member]
Stock Issued During Period, Value, New Issues														$ 1,500,000
Subordinated Secured Promissory Note [Member]
Aggregate principal amount																										$ 2,400,000	$ 262,500		$ 788,000
Proceeds from issuance of secured debt																										1,782,438	250,000		750,000
Administrative agent fees																										$ 120,000	$ 12,500		$ 38,000
Debt maturity date																										Jul. 10, 2025	Mar. 03, 2025		Feb. 05, 2025
Interet rate																										44.00%	44.00%		42.00%
Subordinated Secured Promissory Note [Member] | March Agile Note [Member]
Aggregate principal amount																									$ 4,000,000									$ 4,000,000
Proceeds from issuance of secured debt																									$ 2,044,000									$ 2,044,105
Debt maturity date																									Nov. 12, 2025									Nov. 12, 2025
Interet rate																							44.00%		44.00%								44.00%	44.00%		44.00%
Notes Payable, Noncurrent																																									$ 2,123,432
Subordinated Secured Promissory Note [Member] | Subsequent Event [Member]
Aggregate principal amount								$ 2,100,000
Proceeds from issuance of secured debt								2,000,000.0
Administrative agent fees								$ 100,000
Periodic installments payment								32 weekly installments
Debt instrument, periodic payment								$ 95,000
Debt maturity date								Feb. 10, 2027
Default rate increase								5.00%
Subordinated Secured Promissory Note [Member] | Subsequent Event [Member] | Debt Instrument, Redemption, Period One [Member]
Loan payoff amount								$ 2,625,000
Subordinated Secured Promissory Note [Member] | Subsequent Event [Member] | Debt Instrument, Redemption, Period Two [Member]
Loan payoff amount								2,730,000
Subordinated Secured Promissory Note [Member] | Subsequent Event [Member] | Debt Instrument, Redemption, Period Three [Member]
Loan payoff amount								$ 2,835,000
May1800 Diagonal Note [Member]
Aggregate principal amount											$ 206,000													$ 163,300
Proceeds from issuance of secured debt											$ 150,000													$ 135,000
Debt maturity date											Jan. 30, 2027													Feb. 15, 2026
Interet rate											14.00%													12.00%
May1800 Diagonal Note [Member] | Subsequent Event [Member]
Aggregate principal amount						$ 135,000
Debt maturity date						Apr. 15, 2027
Proceeds from issuance of debt						$ 110,000
Interet rate						77.70%
August 1800 Diagonal Note [Member]
Aggregate principal amount																												$ 184,000
Proceeds from issuance of secured debt																												$ 152,000
Debt maturity date																												Jun. 15, 2025
Interet rate																												12.00%
August 1800 Diagonal Note [Member] | Subsequent Event [Member]
Aggregate principal amount		$ 144,000
Debt maturity date		May 15, 2027
Proceeds from issuance of debt		$ 118,000
Interet rate		74.40%
UCAP LLC Convertible Note [Member] | Subsequent Event [Member]
Aggregate principal amount					$ 556,000
Debt maturity date					Aug. 05, 2027
Proceeds from issuance of debt					$ 480,000
Boot Capital Conversion [Member] | Subsequent Event [Member] | Common Class A [Member]
Debt outstanding converted to common stock | shares				2,000
Conversion price per share | $ / shares				$ 13.05
Shares issued upon conversion of option, value				$ 22,000
Private Placement Offering 3 LLP [Member]
Aggregate principal amount																																										$ 11,000,000
Interet rate																							10.00%										10.00%			10.00%
Repayment of convertible debt																															$ 183,333
Debt instrument, interest rate, original issue percentage																							10.00%										10.00%			10.00%
Debt instrument, maturity from date of issuance																							12 months
Private Placement Offering 3 LLP [Member] | Common Stock [Member]
Minimum percentage of outstanding common Stock, buyer hold																							4.99%										4.99%			4.99%
Maximum percentage of outstanding common Stock, buyer hold																							9.99%										9.99%			9.99%
Private Placement Offering 3 LLP [Member] | Subsequent Event [Member]
Repayment of convertible debt			$ 600,000
February Note [Member] | Subsequent Event [Member] | Private Placement Notes [Member] | 3i, LP [Member]
Interet rate																	10.00%
Debt instrument, interest rate, original issue percentage																	10.00%
February Note [Member] | Subsequent Event [Member] | Private Placement Notes [Member] | Purchase Agreement [Member] | 3i, LP [Member]
Aggregate principal amount																	$ 2,333,333
Proceeds from issuance of secured debt																	$ 1,600,000
Debt maturity date																	Feb. 13, 2027
Conversion price per share | $ / shares																	$ 222.00
Floor price | $ / shares																	$ 50.80
Debt instrument, maturity from date of issuance																	12 months
Minimum percentage of outstanding common Stock, buyer hold																	4.99%
Maximum percentage of outstanding common Stock, buyer hold																	9.99%
February Warrants [Member] | Subsequent Event [Member] | Private Placement Notes [Member] | Purchase Agreement [Member] | 3i, LP [Member]
Warrant initial exercise price | $ / shares																	$ 500.00
February Warrants [Member] | Subsequent Event [Member] | Maximum [Member] | Private Placement Notes [Member] | Purchase Agreement [Member] | 3i, LP [Member]
Warrants issued | shares																	2,102
January 1800 Diagonal Note [Member]
Aggregate principal amount																		$ 296,000
Proceeds from issuance of secured debt																		$ 250,000
Debt maturity date																		Oct. 15, 2026
Interet rate																		14.00%
January 1800 Diagonal Note [Member] | Subsequent Event [Member]
Aggregate principal amount																		$ 296,000
Debt maturity date																		Oct. 15, 2026
Proceeds from issuance of debt																		$ 250,000
Interet rate																		14.00%
March 1800 Diagonal Note [Member]
Aggregate principal amount																$ 181,000
Proceeds from issuance of secured debt																$ 150,000
Debt maturity date																Dec. 15, 2026
Interet rate																14.00%
March 1800 Diagonal Note [Member] | Subsequent Event [Member]
Aggregate principal amount																$ 180,000
Debt maturity date																Dec. 15, 2026
Proceeds from issuance of debt																$ 157,000
Interet rate																14.00%